Taxes on Income (Details) - Schedule of Components of Income (Loss) Before Income Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of components of income (loss) before income taxes [Abstract]
Domestic (Israel)	$ 2,610	$ (3,043)	$ (6,030)
Foreign	1,285	945	891
Income (loss) before taxes on income	$ 3,895	$ (2,098)	$ (5,139)